Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management
Schedule of Components of Capital	The components of capital on December 31, 2020 were:
Cash and cash equivalents	$6,872,894
Shareholders’ equity	$165,116,062